SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Short-term investments (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Investments [Line Items]
Changes in fair value of investments	¥ 5,543,812	$ 792,755	¥ 2,358,995	¥ 1,426,370
Short-term investments	62,661,176		0
Short-term investments
Schedule of Investments [Line Items]
Changes in fair value of investments	¥ 5,543,812		¥ 2,358,995	¥ 1,426,370